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                                AMERICAN EXPRESS
                           MONEY MARKET FUND ACCOUNTS

                                   PROSPECTUS
                                 JULY 31, 2001

The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust (the "Trusts") are registered investment companies, which offer fourteen no-load money-market funds in this Prospectus:

                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  U.S. TREASURY FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,
                          -  PENNSYLVANIA TAX-EXEMPT FUND, and
                          -  VIRGINIA TAX-EXEMPT FUND
                          (each a "Fund", collectively "the Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3
Investment Strategies for the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5
Investment Strategies of Interstate Tax-Exempt Fund............................6
Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7
Investment Strategies of State Specific Municipal Funds........................8
Principal Risks of Investing in the State Specific Municipal Funds............10
Performance...................................................................12
Fees & Expenses of the Funds..................................................19
Fund Management...............................................................19

YOUR ACCOUNT
How to buy shares.............................................................21
How to sell shares............................................................22

ACCOUNT SERVICES..............................................................24

DIVIDENDS & TAXES.............................................................25

FINANCIAL HIGHLIGHTS..........................................................27

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The investment objective of each of the state specific municipal funds is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.

    However, achievement of these objectives cannot be assured.

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ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets.

U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Government and U.S. Treasury Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Funds will not concentrate more than 25% of their total assets in the securities of issuers in a single industry, except that the Primary Fund may invest more than 25% of its assets in bank obligations.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

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ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Fund avoids buying any AMT paper.

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.

- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

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ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The State-Specific Municipal Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the specific state and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, income (including federal Alternative Minimum Tax) and state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds' avoid buying any AMT paper.

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.

    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for

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                                                                 ABOUT THE FUNDS
which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

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                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.

    - New Jersey Tax-Exempt Fund: From time to time, New Jersey's economic performance has trailed the rest of the nation. During the economic downturn of 1992, the State's unemployment rate rose to a peak of 8.5%.

    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.

    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

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ABOUT THE FUNDS

PERFORMANCE
The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The annual returns for the other classes (8, 15, 25, 35, 45, Treasurer's Trust and 75) will differ only to the extent that the classes do not have the same expenses. The accompanying "Average Annual Total Return as of December 31, 2000" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. The Reserve Tax-Exempt Trust's registration statement for the Virginia Tax-Exempt Fund became effective on March 1, 2000. As such, it does not appear in the tables because a full calendar year does not exist. As with all mutual funds, the past is not a prediction of the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

91   5.59%
92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.58% Worst Quarter: 2Q 1993 0.57% Most Recent Calendar Quarter: 2Q 2001 0.96%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
5.70%                                                   4.89%     4.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

91   5.32%
92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.45% Worst Quarter: 3Q 1993 0.55% Most Recent Calendar Quarter: 2Q 2001 0.84%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
5.57%                                                   4.77%     4.32%

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                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 4Q 2000 1.33% Worst Quarter: 1Q 1993 0.52% Most Recent Calendar Quarter: 2Q 2001 0.84%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  SINCE INCEPTION
                       1 YEAR
5.16%                                                   4.57%            4.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

91   4.15%
92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.07% Worst Quarter: 1Q 1994 0.37% Most Recent Calendar Quarter: 2Q 2001 0.59%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
3.16%                                                   2.72%     2.72%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

91   3.79%
92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 0.98% Worst Quarter: 1Q 1994 0.35% Most Recent Calendar Quarter: 2Q 2001 0.57%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
3.09%                                                   2.60%     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 1Q 2001 0.44% Most Recent Calendar
Quarter: 2Q 2001 0.53%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  SINCE INCEPTION
                       1 YEAR
2.59%                                                           2.40%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

91   3.62%
92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 0.92% Worst Quarter: 1Q 1993 0.38% Most Recent Calendar Quarter: 2Q 2001 0.55%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
2.96%                                                   2.55%     2.52%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.84% Worst Quarter: 1Q 1999 0.49% Most Recent Calendar Quarter: 2Q 2001 0.61%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  SINCE INCEPTION
                       1 YEAR
3.21%                                                           2.65%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

91   4.22%
92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.15% Worst Quarter: 1Q 1994 0.41% Most Recent Calendar Quarter: 2Q 2001 0.57%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  10 YEARS
                       1 YEAR
3.08%                                                   2.65%     2.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.86% Worst Quarter: 1Q 2001 0.52% Most Recent Calendar Quarter: 2Q 2001 0.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  SINCE INCEPTION
                       1 YEAR
3.14%                                                           2.64%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.80% Worst Quarter: 1Q 1999 0.46% Most Recent Calendar Quarter: 2Q 2001 0.58%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  5 YEARS  SINCE INCEPTION
                       1 YEAR
3.03%                                                   2.51%            2.53%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.85% Worst Quarter: 2Q 1999 0.53% Most Recent Calendar Quarter: 2Q 2001 0.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  SINCE INCEPTION
                       1 YEAR
3.14%                                                           2.66%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.87% Worst Quarter: 1Q 1999 0.49% Most Recent Calendar Quarter: 2Q 2001 0.59%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000  SINCE INCEPTION
                       1 YEAR
3.29%                                                           2.74%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------

                  (*)   The Funds will without prior notice
                        impose a "Small Balance fee" (currently
                        $5 monthly) or remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs.
                        Excluded from the definition of
                        administrative and customary operating
                        expenses are interest, taxes, brokerage
                        fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each
                        Fund pays its direct or allocated share.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2001, had over $9.6 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which

ABOUT THE FUNDS

each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2001, the Primary, U.S. Government and U.S. Treasury Funds paid RMCI an aggregate fee of $43,939,149, $5,983,856, and $2,590,628, respectively; the
Interstate Tax-Exempt Fund paid RMCI an aggregate fee of $2,492,565; and, the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, New York Tax-Exempt Fund, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Virginia Tax-Exempt Funds paid an aggregate fee of $946,993, $363,372, $245,616, $146,204,
$23,815, $433,690, $1,960,782, $67,855, $195,110 and $31,203, respectively. The
U.S. Treasury Fund had fees waived of $159,902.

THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares of a Fund
                      ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
           CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined.
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) of the amount to be transmitted and the account to be credited.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually transmits payments the same day when requests are received before 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the Funds will without prior notice either levy a monthly charge (currently $5 monthly) or redeem the account and remit the proceeds on those accounts with a monthly average account balance of less than $1,000 for the past 12 consecutive months and with no activity (i.e., other than dividends and distributions). Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Funds' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING. You may redeem shares of the Fund by using your Reserve check writing privileges. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Further, there may be separate fees to use Reserve eChecking.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of the Primary, U.S. Government, and/or U.S. Treasury Funds for a non-Reserve Fund may be charged a sales load if a sales load applies.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

On each day the Exchange is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state specific municipal funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.

DIVIDENDS & TAXES

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 31% of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. However, effective August 6, 2001 through December 31, 2001 the rate will be 30.5% and thereafter for amounts paid during 2002, the rate will be reduced to 30%. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Funds' financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.

                                                                           CLASS R
                                                                  FISCAL YEARS ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2001        2000        1999        1998        1997
                                                     ----        ----        ----        ----        ----
PRIMARY FUND
----------------------------------------------
Net asset value beginning of year..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................       .0511       .0492       .0438       .0483       .0457
Less dividends from net investment income......      (.0511)     (.0492)     (.0438)     (.0483)     (.0457)
                                                   --------    --------    --------    --------    --------
Net asset value end of year....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................       5.29%       4.92%       4.38%       4.83%       4.57%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $6,241.8    $4,355.9    $3,330.1    $2,707.6    $2,104.1
Ratio of expenses to average net assets........       1.00%       1.00%       1.00%        .94%        .98%
Ratio of net investment income to average net
  assets.......................................       5.11%       4.74%       4.26%       4.71%       4.47%

                                                  CLASS 75       TREASURER'S TRUST       CLASS 45          CLASS 25
                                                   PERIOD             PERIOD              PERIOD            PERIOD
                                               ENDED MAY 31,       ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,
                                                  2001(A)             2001(A)            2001(A)           2001(A)
                                                  -------             -------            -------           -------

PRIMARY FUND
------------------------------------------
Net asset value beginning of period........       $1.0000             $1.0000            $1.0000           $1.0000
                                                  -------             -------            -------           -------
Net investment income from investment
  operations...............................         .0003               .0003              .0004             .0004
Less dividends from net investment
  income...................................        (.0003)             (.0003)            (.0004)           (.0004)
                                                  -------             -------            -------           -------
Net asset value end of period..............       $1.0000             $1.0000            $1.0000           $1.0000
                                                  =======             =======            =======           =======
Total Return...............................         0.03%               0.03%              0.04%             0.04%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........       $  34.7             $ 224.5            $   7.4           $ 442.0
Ratio of expenses to average net
  assets (b)...............................          0.75%               0.60%              0.45%             0.25%
Ratio of net investment income to average
  net assets (b)...........................          3.97%               4.12%              4.27%             4.47%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2001        2000        1999        1998        1997
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0493       .0471       .0426       .0471       .0449
Less dividends from net investment income...........     (.0493)     (.0471)     (.0426)     (.0471)     (.0449)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      5.12%       4.71%       4.26%       4.71%       4.49%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 887.1     $ 667.7     $ 716.2     $ 652.5     $ 611.8
Ratio of expenses to average net assets.............      1.01%       1.00%       1.00%        .99%        .99%
Ratio of net investment income to average net
  assets............................................      4.93%       4.12%       4.16%       4.63%       4.40%

                                                            TREASURER'S TRUST       CLASS 45          CLASS 25
                                                                 PERIOD              PERIOD            PERIOD
                                                              ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,
                                                                 2001(A)            2001(A)           2001(A)
                                                                 -------            -------           -------

U.S. GOVERNMENT FUND
-------------------------------------------------------
Net asset value beginning of period.....................         $1.0000            $1.0000           $1.0000
                                                                 -------            -------           -------
Net investment income from investment operations........           .0003              .0003             .0003
Less dividends from net investment income...............          (.0003)            (.0003)           (.0003)
                                                                 -------            -------           -------
Net asset value end of period...........................         $1.0000            $1.0000           $1.0000
                                                                 =======            =======           =======
Total Return............................................            0.03%              0.03%             0.03%
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------
Net assets end of period (millions).....................         $  15.6            $   4.4           $   3.8
Ratio of expenses to average net assets (b) ............            0.60%              0.45%             0.25%
Ratio of net investment income to average net assets
  (b) ..................................................            3.47%              3.62%             3.82%

                                                            FINANCIAL HIGHLIGHTS

                                                                                                        TREASURER'S
                                                                   CLASS R                                 TRUST
                                                          FISCAL YEARS ENDED MAY 31,                       PERIOD
                                           --------------------------------------------------------    ENDED MAY 31,
                                             2001        2000        1999        1998        1997         2001(A)
                                             ----        ----        ----        ----        ----         -------

U.S TREASURY FUND
--------------------------------------
Net asset value beginning of period....    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000        $1.0000
                                           -------     -------     -------     -------     -------        -------
Net investment income from investment
  operations...........................      .0468       .0443       .0410       .0456       .0443         0.0003
Less dividends from net investment
  income...............................     (.0468)     (.0443)     (.0410)     (.0456)     (.0443)       (0.0003)
                                           -------     -------     -------     -------     -------        -------
Net asset value end of period..........    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000        $1.0000
                                           =======     =======     =======     =======     =======        =======
Total Return...........................       4.82%       4.43%       4.10%       4.56%       4.43%          0.03%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets end of period (millions)....    $ 401.2     $ 397.2     $ 286.7     $ 239.8     $ 169.2        $  28.4
Ratio of expenses to average net assets
  (c) .................................       1.04%       1.00%       1.00%        .97%        .97%          0.60%(b)
Ratio of net investment income to
  average net assets (c)...............       4.63%       4.12%       3.76%       4.26%       4.13%          3.44%(b)

                                                                           CLASS R
                                                                  FISCAL YEARS ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2001        2000        1999        1998        1997
                                                     ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------------
Net asset value beginning of year..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................       .0289       .0267       .0242       .0279       .0256
Less dividends from net investment income......      (.0289)     (.0267)     (.0242)     (.0279)     (.0256)
                                                   --------    --------    --------    --------    --------
Net asset value end of year....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................        2.95%       2.67%       2.42%       2.79%       2.56%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $  296.2    $  271.9    $  292.6    $  352.9    $  306.2
Ratio of expenses to average net assets........        1.01%       1.00%       1.00%        .97%       1.04%
Ratio of net investment income to average net
  assets.......................................        2.89%       2.60%       2.38%       2.75%       2.52%

FINANCIAL HIGHLIGHTS

                                                                 TREASURER'S
                                                                    TRUST          CLASS 25
                                                                PERIOD ENDED     PERIOD ENDED
                                                                MAY 31, 2001     MAY 31, 2001
                                                                -------------    -------------
                                                                   2001(A)          2001(A)
                                                                   -------          -------

INTERSTATE TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of year...........................      $ 1.0000         $ 1.0000
                                                                  --------         --------
Net investment income from investment operations............         .0002            .0002
Less dividends from net investment income...................        (.0002)          (.0002)
                                                                  --------         --------
Net asset value end of year.................................      $ 1.0000         $ 1.0000
                                                                  ========         ========
Total Return................................................          0.02%            0.02%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of year (millions)...........................      $   85.4         $   45.7
Ratio of expenses to average net assets (b) ................          0.60%            0.25%
Ratio of net investment income to average net assets (b) ...          2.56%            2.91%

                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2001        2000        1999        1998        1997
                                                       ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................      0.0281      0.0258      0.0222      0.0268      0.0247
Less dividends from net investment income........     (0.0281)    (0.0258)    (0.0222)    (0.0268)    (0.0247)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        2.87%       2.58%       2.22%       2.68%       2.47%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $  281.6    $  228.4    $  186.0    $  171.2    $  153.2
Ratio of expenses to average net assets..........        1.01%       1.00%       1.00%       0.94%       1.04%
Ratio of net investment income to average net
  assets.........................................        2.81%       2.55%       2.19%       2.63%       2.43%

                                                            FINANCIAL HIGHLIGHTS

                                                                  FISCAL       PERIOD
                                                                YEAR ENDED     ENDED
                                                                 MAY 31,      MAY 31,
                                                                   2001       2000(D)
                                                                   ----       -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................     $ 1.0000     $ 1.0000
                                                                 --------     --------
Net investment income from investment operations............       0.0236       0.0208
Less dividends from net investment income...................      (0.0236)     (0.0208)
                                                                 --------     --------
Net asset value end of period...............................     $ 1.0000     $ 1.0000
                                                                 ========     ========
Total Return................................................         2.42%        2.27%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................     $  136.2     $   91.4
Ratio of expenses to average net assets.....................         1.00%        1.00%(b)(c)
Ratio of net investment income to average net assets........         2.36%        2.27%(b)(c)

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0273      0.0248      0.0221      0.0267      0.0243
Less dividends from net investment
  income...................................     (0.0273)    (0.0248)    (0.0221)    (0.0267)    (0.0243)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.75%       2.48%       2.21%       2.67%       2.43%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   40.2    $   51.1    $   55.4    $   36.8    $   33.5
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       0.89%       0.97%
Ratio of net investment income to average
  net assets...............................        2.73%       2.42%       2.17%       2.64%       2.39%

FINANCIAL HIGHLIGHTS

                                                                                                PERIOD
                                                        FISCAL YEARS ENDED MAY 31,              ENDED
                                               --------------------------------------------    MAY 31,
                                                 2001        2000        1999        1998      1997(E)
                                                 ----        ----        ----        ----      -------

FLORIDA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0294      0.0272      0.0237      0.0269      0.0228
Less dividends from net investment
  income...................................     (0.0294)    (0.0272)    (0.0237)    (0.0269)    (0.0228)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.98%       2.72%       2.37%       2.69%       2.42%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   28.9    $   28.9    $   22.6    $   10.8    $    4.1
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       0.94%       1.04%(b)
Ratio of net investment income to average
  net assets...............................        2.94%       2.68%       2.30%       2.62%       2.39%(b)

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0279      0.0256      0.0220      0.0284      0.0259
Less dividends from net investment
  income...................................     (0.0279)    (0.0256)    (0.0220)    (0.0284)    (0.0259)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.85%       2.56%       2.20%       2.84%       2.59%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   18.8    $   16.1    $   19.9    $   25.4    $   13.0
Ratio of expenses to average net assets....        1.00%       1.00%       1.00%       0.75%       0.83%(c)
Ratio of net investment income to average
  net assets...............................        2.79%       2.55%       2.17%       2.78%       2.54%(c)

                                                                       FISCAL            PERIOD
                                                                YEARS ENDED MAY 31,      ENDED
                                                                --------------------    MAY 31,
                                                                  2001        2000      1999(F)
                                                                  ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0276      0.0263      0.0118
Less dividends from net investment income...................     (0.0276)    (0.0263)    (0.0118)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        2.83%       2.63%       2.55%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets.....................        1.00%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net assets........        2.76%       2.60%       2.02%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0277      0.0249      0.0223      0.0254      0.0236
Less dividends from net investment
  income...................................     (0.0277)    (0.0249)    (0.0223)    (0.0254)    (0.0236)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.83%       2.49%       2.23%       2.54%       2.36%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   52.9    $   44.4    $   41.3    $   37.6    $   39.5
Ratio of expenses to average net assets....        1.01%       1.05%       1.00%       0.99%       1.06%
Ratio of net investment income to average
  net assets...............................        2.77%       2.46%       2.17%       2.50%       2.33%

                                                                                             PERIOD
                                                           FISCAL YEARS ENDED MAY 31,        ENDED
                                                        --------------------------------    MAY 31,
                                                          2001        2000        1999      1998(G)
                                                          ----        ----        ----      -------

OHIO TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of period.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        --------    --------    --------    --------
Net investment income from investment operations....      0.0281      0.0256      0.0236      0.0048
Less dividends from net investment income...........     (0.0281)    (0.0256)    (0.0236)    (0.0048)
                                                        --------    --------    --------    --------
Net asset value end of period.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        ========    ========    ========    ========
Total Return........................................        2.88%       2.56%       2.36%       2.87%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of period (millions).................    $    8.1    $    8.9    $    1.2    $    2.5
Ratio of expenses to average net assets.............        1.00%       1.00%       1.00%(c)     1.00%(b)
Ratio of net investment income to average net
  assets............................................        2.81%       2.95%       2.16%(c)     2.86%(b)

FINANCIAL HIGHLIGHTS

                                                                                             PERIOD
                                                           FISCAL YEARS ENDED MAY 31,        ENDED
                                                        --------------------------------    MAY 31,
                                                          2001        2000        1999      1998(H)
                                                          ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of period.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        --------    --------    --------    --------
Net investment income from investment operations....      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment income...........     (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                                        --------    --------    --------    --------
Net asset value end of period.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        ========    ========    ========    ========
Total Return........................................        2.97%       2.76%       2.34%       2.64%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of period (millions).................    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets.............        1.00%       1.00%       1.00%       1.00%(b)
Ratio of net investment income to average net
  assets............................................        2.87%       2.73%       2.28%       2.62%(b)

                                                                  FISCAL       PERIOD
                                                                YEAR ENDED     ENDED
                                                                 MAY 31,      MAY 31,
                                                                   2001       2000(I)
                                                                   ----       -------

VIRGINIA TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................     $ 1.0000     $ 1.0000
                                                                 --------     --------
Net investment income from investment operations............       0.0253       0.0075
Less dividends from net investment income...................      (0.0253)     (0.0075)
                                                                 --------     --------
Net asset value end of period...............................     $ 1.0000     $ 1.0000
                                                                 ========     ========
Total Return................................................         2.77%        3.08%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................     $    6.7     $    2.1
Ratio of expenses to average net assets.....................         1.00%        1.01%(b)(c)
Ratio of net investment income to average net assets........         2.53%        3.19%(b)(c)

---------------------

                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.

                                                            FINANCIAL HIGHLIGHTS

                  (c)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:

                                                                  NET
                                          FISCAL    EXPENSE    INVESTMENT
                                           YEAR      RATIO       INCOME
                                         --------   --------   ----------
     U.S. Treasury Fund................    2001       .99%        4.68%
                                           2000       .86         4.26
                                           1999       .77         3.99
                                           1998       .77         4.46
                                           1997       .77         4.33
     California II.....................    2000       .96         2.31
     Massachusetts.....................    1997       .79         2.58
     Michigan..........................    1999       .49         2.53
     Ohio..............................    1999       .83         2.32
     Virginia..........................    2000       .97         3.23

                  (d)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (e)   From June 24, 1996 (Commencement of Operations) to May 31,
                        1997.
                  (f)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (g)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (h)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (i)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

             INVESTORS ARE ADVISED TO READ AND RETAIN THIS
                   PROSPECTUS FOR FUTURE REFERENCE.

American Express Money Market Fund Account is a cash management service offered by the Reserve Funds through American Express Financial Corporation. Shares offered are shares of The Reserve Funds.


AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com

DISTRIBUTOR - RESRV PARTNERS, INC.
AMEX 07/01

SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814                                                   8023 D 7/01



                             AMERICAN EXPRESS
                        MONEY MARKET FUND ACCOUNTS

                                OFFERED BY
                            THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND

                       INTERSTATE TAX-EXEMPT FUND

                      CALIFORNIA II TAX-EXEMPT FUND
                       CONNECTICUT TAX-EXEMPT FUND
                         FLORIDA TAX-EXEMPT FUND
                      MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND


                               PROSPECTUS
                             July 31, 2001

                        [AMERICAN EXPRESS LOGO]

                                    [LOGO]
                                   H&R BLOCK
                              financial advisors


                                 PRIMARY FUND
                             U.S. GOVERNMENT FUND
                              U.S. TREASURY FUND
                          INTERSTATE TAX-EXEMPT FUND
                         CALIFORNIA II TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           MICHIGAN TAX-EXEMPT FUND
                          NEW JERSEY TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                         PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND






                                 Prospectus
                                July 31, 2001



THE RESERVE FUND, RESERVE TAX-EXEMPT TRUST and RESERVE NEW YORK TAX-EXEMPT TRUST (the "Trusts") are registered investment companies, which offer fourteen no-load money-market funds in this Prospectus:

PRIMARY FUND-CLASS R, U.S. GOVERNMENT FUND-CLASS R, U.S. TREASURY FUND-CLASS R, INTERSTATE TAX-EXEMPT FUND-CLASS R, CALIFORNIA II TAX-EXEMPT FUND, CONNECTICUT TAX-EXEMPT FUND, FLORIDA TAX-EXEMPT FUND, MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND, NEW JERSEY TAX-EXEMPT FUND, NEW YORK TAX-EXEMPT FUND, OHIO TAX-EXEMPT FUND, PENNSYLVANIA TAX-EXEMPT FUND and VIRGINIA TAX-EXEMPT FUND (each a "Fund," collectively "the Funds").



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page intentionally left blank]

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3
Investment Strategies for the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5
Investment Strategies of Interstate Tax-Exempt Fund............................6
Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7
Investment Strategies of State Specific Municipal Funds........................8
Principal Risks of Investing in the State Specific Municipal Funds............10
Performance...................................................................12
Fees & Expenses of the Funds..................................................19
Fund Management...............................................................19

YOUR ACCOUNT
How to buy shares.............................................................21
How to sell shares............................................................22

ACCOUNT SERVICES..............................................................24

DIVIDENDS & TAXES.............................................................25

FINANCIAL HIGHLIGHTS..........................................................27

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The investment objective of each of the state specific municipal funds is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.

    However, achievement of these objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets.

U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Government and U.S. Treasury Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Funds will not concentrate more than 25% of their total assets in the securities of issuers in a single industry, except that the Primary Fund may invest more than 25% of its assets in bank obligations.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Fund avoids buying any AMT paper.

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.

- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The State-Specific Municipal Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the specific state and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, income (including federal Alternative Minimum Tax) and state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds' avoid buying any AMT paper.

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.

    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for

                                                                 ABOUT THE FUNDS
which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.

    - New Jersey Tax-Exempt Fund: From time to time, New Jersey's economic performance has trailed the rest of the nation. During the economic downturn of 1992, the State's unemployment rate rose to a peak of 8.5%.

    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.

    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE
The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The annual returns for the other classes (8, 15, 25, 35, 45, Treasurer's Trust and 75) will differ only to the extent that the classes do not have the same expenses. The accompanying "Average Annual Total Return as of December 31, 2000" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. The Reserve Tax-Exempt Trust's registration statement for the Virginia Tax-Exempt Fund became effective on March 1, 2000. As such, it does not appear in the tables because a full calendar year does not exist. As with all mutual funds, the past is not a prediction of the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

91   5.59%
92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.58% Worst Quarter: 2Q 1993 0.57% Most Recent Calendar Quarter: 2Q 2001 0.96%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
5.70%                                                   4.89%     4.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

91   5.32%
92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.45% Worst Quarter: 3Q 1993 0.55% Most Recent Calendar Quarter: 2Q 2001 0.84%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
5.57%                                                   4.77%     4.32%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 4Q 2000 1.33% Worst Quarter: 1Q 1993 0.52% Most Recent Calendar Quarter: 2Q 2001 0.84%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  SINCE INCEPTION
5.16%                                                   4.57%            4.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

91   4.15%
92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.07% Worst Quarter: 1Q 1994 0.37% Most Recent Calendar Quarter: 2Q 2001 0.59%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
3.16%                                                   2.72%     2.72%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

91   3.79%
92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 0.98% Worst Quarter: 1Q 1994 0.35% Most Recent Calendar Quarter: 2Q 2001 0.57%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
3.09%                                                   2.60%     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 1Q 2001 0.44% Most Recent Calendar
Quarter: 2Q 2001 0.53%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         SINCE INCEPTION
2.59%                                                           2.40%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

91   3.62%
92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 0.92% Worst Quarter: 1Q 1993 0.38% Most Recent Calendar Quarter: 2Q 2001 0.55%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
2.96%                                                   2.55%     2.52%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.84% Worst Quarter: 1Q 1999 0.49% Most Recent Calendar Quarter: 2Q 2001 0.61%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         SINCE INCEPTION
3.21%                                                           2.65%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

91   4.22%
92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 1Q 1991 1.15% Worst Quarter: 1Q 1994 0.41% Most Recent Calendar Quarter: 2Q 2001 0.57%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  10 YEARS
3.08%                                                   2.65%     2.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.86% Worst Quarter: 1Q 2001 0.52% Most Recent Calendar Quarter: 2Q 2001 0.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         SINCE INCEPTION
3.14%                                                           2.64%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.80% Worst Quarter: 1Q 1999 0.46% Most Recent Calendar Quarter: 2Q 2001 0.58%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         5 YEARS  SINCE INCEPTION
3.03%                                                   2.51%            2.53%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.85% Worst Quarter: 2Q 1999 0.53% Most Recent Calendar Quarter: 2Q 2001 0.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         SINCE INCEPTION
3.14%                                                           2.66%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS: Best Quarter: 2Q 2000 0.87% Worst Quarter: 1Q 1999 0.49% Most Recent Calendar Quarter: 2Q 2001 0.59%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                       1 YEAR                         SINCE INCEPTION
3.29%                                                           2.74%
                                                      SINCE INCEPTION

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------

                  (*)   The Funds will without prior notice
                        impose a "Small Balance fee" (currently
                        $5 monthly) or remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs.
                        Excluded from the definition of
                        administrative and customary operating
                        expenses are interest, taxes, brokerage
                        fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each
                        Fund pays its direct or allocated share.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $102       $318       $552      $1,225

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2001, had over $9.6 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which

ABOUT THE FUNDS

each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2001, the Primary, U.S. Government and U.S. Treasury Funds paid RMCI an aggregate fee of $43,939,149, $5,983,856, and $2,590,628, respectively; the
Interstate Tax-Exempt Fund paid RMCI an aggregate fee of $2,492,565; and, the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, New York Tax-Exempt Fund, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Virginia Tax-Exempt Funds paid an aggregate fee of $946,993, $363,372, $245,616, $146,204,
$23,815, $433,690, $1,960,782, $67,855, $195,110 and $31,203, respectively. The
U.S. Treasury Fund had fees waived of $159,902.

THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on regional bank holidays (Columbus Day and Veteran's Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares of a Fund
                      ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
           CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined.
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) of the amount to be transmitted and the account to be credited.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually transmits payments the same day when requests are received before 11:00 AM (Eastern Time, 3:00 PM for the Primary and U.S. Government Fund) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the Funds will without prior notice either levy a monthly charge (currently $5 monthly) or redeem the account and remit the proceeds on those accounts with a monthly average account balance of less than $1,000 for the past 12 consecutive months and with no activity (i.e., other than dividends and distributions). Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - to liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Funds' discretion,
    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of the Primary, U.S. Government, and/or U.S. Treasury Funds for a non-Reserve Fund may be charged a sales load if a sales load applies.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

On each day the Exchange is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state specific municipal funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.

DIVIDENDS & TAXES

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 31% of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. However, effective August 6, 2001 through December 31, 2001 the rate will be 30.5% and thereafter for amounts paid during 2002, the rate will be reduced to 30%. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Funds' financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.

                                                                           CLASS R
                                                                  FISCAL YEARS ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2001        2000        1999        1998        1997
                                                     ----        ----        ----        ----        ----
PRIMARY FUND
----------------------------------------------
Net asset value beginning of year..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................       .0511       .0492       .0438       .0483       .0457
Less dividends from net investment income......      (.0511)     (.0492)     (.0438)     (.0483)     (.0457)
                                                   --------    --------    --------    --------    --------
Net asset value end of year....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................       5.29%       4.92%       4.38%       4.83%       4.57%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $6,241.8    $4,355.9    $3,330.1    $2,707.6    $2,104.1
Ratio of expenses to average net assets........       1.00%       1.00%       1.00%        .94%        .98%
Ratio of net investment income to average net
  assets.......................................       5.11%       4.74%       4.26%       4.71%       4.47%

                                                  CLASS 75       TREASURER'S TRUST       CLASS 45          CLASS 25
                                                   PERIOD             PERIOD              PERIOD            PERIOD
                                               ENDED MAY 31,       ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,
                                                  2001(A)             2001(A)            2001(A)           2001(A)
                                                  -------             -------            -------           -------

PRIMARY FUND
------------------------------------------
Net asset value beginning of period........       $1.0000             $1.0000            $1.0000           $1.0000
                                                  -------             -------            -------           -------
Net investment income from investment
  operations...............................         .0003               .0003              .0004             .0004
Less dividends from net investment
  income...................................        (.0003)             (.0003)            (.0004)           (.0004)
                                                  -------             -------            -------           -------
Net asset value end of period..............       $1.0000             $1.0000            $1.0000           $1.0000
                                                  =======             =======            =======           =======
Total Return...............................         0.03%               0.03%              0.04%             0.04%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........       $  34.7             $ 224.5            $   7.4           $ 442.0
Ratio of expenses to average net
  assets (b)...............................          0.75%               0.60%              0.45%             0.25%
Ratio of net investment income to average
  net assets (b)...........................          3.97%               4.12%              4.27%             4.47%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2001        2000        1999        1998        1997
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0493       .0471       .0426       .0471       .0449
Less dividends from net investment income...........     (.0493)     (.0471)     (.0426)     (.0471)     (.0449)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      5.12%       4.71%       4.26%       4.71%       4.49%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 887.1     $ 667.7     $ 716.2     $ 652.5     $ 611.8
Ratio of expenses to average net assets.............      1.01%       1.00%       1.00%        .99%        .99%
Ratio of net investment income to average net
  assets............................................      4.93%       4.12%       4.16%       4.63%       4.40%

                                                            TREASURER'S TRUST       CLASS 45          CLASS 25
                                                                 PERIOD              PERIOD            PERIOD
                                                              ENDED MAY 31,      ENDED MAY 31,     ENDED MAY 31,
                                                                 2001(A)            2001(A)           2001(A)
                                                                 -------            -------           -------

U.S. GOVERNMENT FUND
-------------------------------------------------------
Net asset value beginning of period.....................         $1.0000            $1.0000           $1.0000
                                                                 -------            -------           -------
Net investment income from investment operations........           .0003              .0003             .0003
Less dividends from net investment income...............          (.0003)            (.0003)           (.0003)
                                                                 -------            -------           -------
Net asset value end of period...........................         $1.0000            $1.0000           $1.0000
                                                                 =======            =======           =======
Total Return............................................            0.03%              0.03%             0.03%
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------
Net assets end of period (millions).....................         $  15.6            $   4.4           $   3.8
Ratio of expenses to average net assets (b) ............            0.60%              0.45%             0.25%
Ratio of net investment income to average net assets
  (b) ..................................................            3.47%              3.62%             3.82%

                                                            FINANCIAL HIGHLIGHTS

                                                                                                        TREASURER'S
                                                                   CLASS R                                 TRUST
                                                          FISCAL YEARS ENDED MAY 31,                       PERIOD
                                           --------------------------------------------------------    ENDED MAY 31,
                                             2001        2000        1999        1998        1997         2001(A)
                                             ----        ----        ----        ----        ----         -------

U.S TREASURY FUND
--------------------------------------
Net asset value beginning of period....    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000        $1.0000
                                           -------     -------     -------     -------     -------        -------
Net investment income from investment
  operations...........................      .0468       .0443       .0410       .0456       .0443         0.0003
Less dividends from net investment
  income...............................     (.0468)     (.0443)     (.0410)     (.0456)     (.0443)       (0.0003)
                                           -------     -------     -------     -------     -------        -------
Net asset value end of period..........    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000        $1.0000
                                           =======     =======     =======     =======     =======        =======
Total Return...........................       4.82%       4.43%       4.10%       4.56%       4.43%          0.03%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets end of period (millions)....    $ 401.2     $ 397.2     $ 286.7     $ 239.8     $ 169.2        $  28.4
Ratio of expenses to average net assets
  (c) .................................       1.04%       1.00%       1.00%        .97%        .97%          0.60%(b)
Ratio of net investment income to
  average net assets (c)...............       4.63%       4.12%       3.76%       4.26%       4.13%          3.44%(b)

                                                                           CLASS R
                                                                  FISCAL YEARS ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2001        2000        1999        1998        1997
                                                     ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------------
Net asset value beginning of year..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................       .0289       .0267       .0242       .0279       .0256
Less dividends from net investment income......      (.0289)     (.0267)     (.0242)     (.0279)     (.0256)
                                                   --------    --------    --------    --------    --------
Net asset value end of year....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................        2.95%       2.67%       2.42%       2.79%       2.56%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $  296.2    $  271.9    $  292.6    $  352.9    $  306.2
Ratio of expenses to average net assets........        1.01%       1.00%       1.00%        .97%       1.04%
Ratio of net investment income to average net
  assets.......................................        2.89%       2.60%       2.38%       2.75%       2.52%

FINANCIAL HIGHLIGHTS

                                                                 TREASURER'S
                                                                    TRUST          CLASS 25
                                                                PERIOD ENDED     PERIOD ENDED
                                                                MAY 31, 2001     MAY 31, 2001
                                                                -------------    -------------
                                                                   2001(A)          2001(A)
                                                                   -------          -------

INTERSTATE TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of year...........................      $ 1.0000         $ 1.0000
                                                                  --------         --------
Net investment income from investment operations............         .0002            .0002
Less dividends from net investment income...................        (.0002)          (.0002)
                                                                  --------         --------
Net asset value end of year.................................      $ 1.0000         $ 1.0000
                                                                  ========         ========
Total Return................................................          0.02%            0.02%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of year (millions)...........................      $   85.4         $   45.7
Ratio of expenses to average net assets (b) ................          0.60%            0.25%
Ratio of net investment income to average net assets (b) ...          2.56%            2.91%

                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2001        2000        1999        1998        1997
                                                       ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................      0.0281      0.0258      0.0222      0.0268      0.0247
Less dividends from net investment income........     (0.0281)    (0.0258)    (0.0222)    (0.0268)    (0.0247)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        2.87%       2.58%       2.22%       2.68%       2.47%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $  281.6    $  228.4    $  186.0    $  171.2    $  153.2
Ratio of expenses to average net assets..........        1.01%       1.00%       1.00%       0.94%       1.04%
Ratio of net investment income to average net
  assets.........................................        2.81%       2.55%       2.19%       2.63%       2.43%

                                                            FINANCIAL HIGHLIGHTS

                                                                  FISCAL       PERIOD
                                                                YEAR ENDED     ENDED
                                                                 MAY 31,      MAY 31,
                                                                   2001       2000(D)
                                                                   ----       -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................     $ 1.0000     $ 1.0000
                                                                 --------     --------
Net investment income from investment operations............       0.0236       0.0208
Less dividends from net investment income...................      (0.0236)     (0.0208)
                                                                 --------     --------
Net asset value end of period...............................     $ 1.0000     $ 1.0000
                                                                 ========     ========
Total Return................................................         2.42%        2.27%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................     $  136.2     $   91.4
Ratio of expenses to average net assets.....................         1.00%        1.00%(b)(c)
Ratio of net investment income to average net assets........         2.36%        2.27%(b)(c)

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0273      0.0248      0.0221      0.0267      0.0243
Less dividends from net investment
  income...................................     (0.0273)    (0.0248)    (0.0221)    (0.0267)    (0.0243)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.75%       2.48%       2.21%       2.67%       2.43%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   40.2    $   51.1    $   55.4    $   36.8    $   33.5
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       0.89%       0.97%
Ratio of net investment income to average
  net assets...............................        2.73%       2.42%       2.17%       2.64%       2.39%

FINANCIAL HIGHLIGHTS

                                                                                                PERIOD
                                                        FISCAL YEARS ENDED MAY 31,              ENDED
                                               --------------------------------------------    MAY 31,
                                                 2001        2000        1999        1998      1997(E)
                                                 ----        ----        ----        ----      -------

FLORIDA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0294      0.0272      0.0237      0.0269      0.0228
Less dividends from net investment
  income...................................     (0.0294)    (0.0272)    (0.0237)    (0.0269)    (0.0228)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.98%       2.72%       2.37%       2.69%       2.42%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   28.9    $   28.9    $   22.6    $   10.8    $    4.1
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       0.94%       1.04%(b)
Ratio of net investment income to average
  net assets...............................        2.94%       2.68%       2.30%       2.62%       2.39%(b)

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0279      0.0256      0.0220      0.0284      0.0259
Less dividends from net investment
  income...................................     (0.0279)    (0.0256)    (0.0220)    (0.0284)    (0.0259)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.85%       2.56%       2.20%       2.84%       2.59%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   18.8    $   16.1    $   19.9    $   25.4    $   13.0
Ratio of expenses to average net assets....        1.00%       1.00%       1.00%       0.75%       0.83%(c)
Ratio of net investment income to average
  net assets...............................        2.79%       2.55%       2.17%       2.78%       2.54%(c)

                                                                       FISCAL            PERIOD
                                                                YEARS ENDED MAY 31,      ENDED
                                                                --------------------    MAY 31,
                                                                  2001        2000      1999(F)
                                                                  ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0276      0.0263      0.0118
Less dividends from net investment income...................     (0.0276)    (0.0263)    (0.0118)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        2.83%       2.63%       2.55%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets.....................        1.00%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net assets........        2.76%       2.60%       2.02%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                                 ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0277      0.0249      0.0223      0.0254      0.0236
Less dividends from net investment
  income...................................     (0.0277)    (0.0249)    (0.0223)    (0.0254)    (0.0236)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        2.83%       2.49%       2.23%       2.54%       2.36%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   52.9    $   44.4    $   41.3    $   37.6    $   39.5
Ratio of expenses to average net assets....        1.01%       1.05%       1.00%       0.99%       1.06%
Ratio of net investment income to average
  net assets...............................        2.77%       2.46%       2.17%       2.50%       2.33%

                                                                                             PERIOD
                                                           FISCAL YEARS ENDED MAY 31,        ENDED
                                                        --------------------------------    MAY 31,
                                                          2001        2000        1999      1998(G)
                                                          ----        ----        ----      -------

OHIO TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of period.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        --------    --------    --------    --------
Net investment income from investment operations....      0.0281      0.0256      0.0236      0.0048
Less dividends from net investment income...........     (0.0281)    (0.0256)    (0.0236)    (0.0048)
                                                        --------    --------    --------    --------
Net asset value end of period.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        ========    ========    ========    ========
Total Return........................................        2.88%       2.56%       2.36%       2.87%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of period (millions).................    $    8.1    $    8.9    $    1.2    $    2.5
Ratio of expenses to average net assets.............        1.00%       1.00%       1.00%(c)     1.00%(b)
Ratio of net investment income to average net
  assets............................................        2.81%       2.95%       2.16%(c)     2.86%(b)

FINANCIAL HIGHLIGHTS

                                                                                             PERIOD
                                                           FISCAL YEARS ENDED MAY 31,        ENDED
                                                        --------------------------------    MAY 31,
                                                          2001        2000        1999      1998(H)
                                                          ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of period.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        --------    --------    --------    --------
Net investment income from investment operations....      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment income...........     (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                                        --------    --------    --------    --------
Net asset value end of period.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                        ========    ========    ========    ========
Total Return........................................        2.97%       2.76%       2.34%       2.64%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of period (millions).................    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets.............        1.00%       1.00%       1.00%       1.00%(b)
Ratio of net investment income to average net
  assets............................................        2.87%       2.73%       2.28%       2.62%(b)

                                                                  FISCAL       PERIOD
                                                                YEAR ENDED     ENDED
                                                                 MAY 31,      MAY 31,
                                                                   2001       2000(I)
                                                                   ----       -------

VIRGINIA TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................     $ 1.0000     $ 1.0000
                                                                 --------     --------
Net investment income from investment operations............       0.0253       0.0075
Less dividends from net investment income...................      (0.0253)     (0.0075)
                                                                 --------     --------
Net asset value end of period...............................     $ 1.0000     $ 1.0000
                                                                 ========     ========
Total Return................................................         2.77%        3.08%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................     $    6.7     $    2.1
Ratio of expenses to average net assets.....................         1.00%        1.01%(b)(c)
Ratio of net investment income to average net assets........         2.53%        3.19%(b)(c)

---------------------

                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.

                                                            FINANCIAL HIGHLIGHTS

                  (c)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:

                                                                  NET
                                          FISCAL    EXPENSE    INVESTMENT
                                           YEAR      RATIO       INCOME
                                         --------   --------   ----------
     U.S. Treasury Fund................    2001       .99%        4.68%
                                           2000       .86         4.26
                                           1999       .77         3.99
                                           1998       .77         4.46
                                           1997       .77         4.33
     California II.....................    2000       .96         2.31
     Massachusetts.....................    1997       .79         2.58
     Michigan..........................    1999       .49         2.53
     Ohio..............................    1999       .83         2.32
     Virginia..........................    2000       .97         3.23

                  (d)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (e)   From June 24, 1996 (Commencement of Operations) to May 31,
                        1997.
                  (f)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (g)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (h)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (i)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


                  INVESTORS ARE ADVISED TO READ AND RETAIN
                   THIS PROSPECTUS FOR FUTURE REFERENCE.


                                   [LOGO]
                                 H&R BLOCK
                            FINANCIAL ADVISORS

                    H&R BLOCK FINANCIAL ADVISORS, INC.
                 751 GRISWOLD ST., DETROIT, MI 48226-3274
                            MEMBER NYSE & SIPC


Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo-07/2001

SEC File Number
The Reserve Fund
811-2033


                                  [LOGO]
                                H&R BLOCK
                            FINANCIAL ADVISORS


                          MONEY MARKET FUNDS
                     OFFERED BY THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND
                       INTERSTATE TAX-EXEMPT FUND
                     CALIFORNIA II TAX-EXEMPT FUND
                      CONNECTICUT TAX-EXEMPT FUND
                        FLORIDA TAX-EXEMPT FUND
                     MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND


                              PROSPECTUS
                            JULY 31, 2001